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                                                      PEGASUS FUNDS
                                               Strength in Investing

SEMI-ANNUAL REPORT
PEGASUS PATHMAKER
VARIABLE ANNUITY
June 30, 1997

                              TABLE OF CONTENTS


 1   Separate Account Six Statement of Assets and
       Liabilities

 3   Separate Account Six Statement of Operations
 4   Separate Account Six Statement of Changes in Net
       Assets
 6   Separate Account Six Notes to Financial Statements
 7   Pegasus Statements of Assets and Liabilities
 8   Pegasus Statements of Operations
 9   Pegasus Statements of Changes in Net Assets
11   Pegasus Portfolio of Investments
26   Pegasus Notes to Financial Statements
30   Pegasus Financial Highlights


Variable Annuity Contracts are not bank deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risks, including possible loss of the principal amount invested.


 ITT HARTFORD
   LIFE AND ANNUITY INSURANCE
   COMPANY -- SEPARATE ACCOUNT SIX

P.O. Box 5085
Hartford, Connecticut 06100-5085
Telephone: 1-800-862-6668 (Contract Owners)
           1-800-862-7155 (Investment Representatives)

INVESTMENT ADVISER -- PEGASUS VARIABLE ANNUITY FUNDS

First Chicago NBD Investment Management
   Company (FCNIMCO)
Three First National Plaza, MS 0334
Chicago, IL 60670-0334

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


Separate Account Six
ITT Hartford Life and Annuity Insurance Company
Statement of Assets and Liabilities
June 30, 1997
Assets:
 Investments:
  Putman VT Global
  Growth Fund
    Shares                39,672
    Cost             $   600,734
    Market Value     $   738,701

  Putman VT
  Growth and Income Fund
    Shares                19,475
    Cost             $   498,960
    Market Value     $   514,338

  Putman VT
  Global Asset
  Allocation Fund
    Shares               104,950
    Cost             $ 1,511,505
    Market Value     $ 1,859,711

  Putman VT U.S.
  Government
  and High
  Quality
  Bond Fund
    Shares                53,666
    Cost             $   679,398
    Market Value     $   681,559

  Putman VT
  New Opportunities Fund
    Shares               162,561
    Cost             $ 3,040,146
    Market Value     $ 3,080,539

  Putman VT
  Money Market Fund
    Shares               605.481
    Cost             $   605,481
    Market Value     $   605.481

 Putman VT
 Diversified
 Income Fund
   Shares                 58,359
   Cost              $   598,184
   Market Value      $   629,110

  Putman VT
  International Growth Fund
    Shares               760,611
    Cost             $ 8,816,171
    Market Value     $ 8,807,878

  Pegasus
  Growth and
  Value Fund
    Shares             1,729,365
    Cost             $23,886,380
    Market Value     $26,320,937

  Pegasus
  Mid-Cap
  Opportunity
  Fund
    Shares               498,055
    Cost             $ 5,458,356
    Market Value     $ 7,605,294

  Pegasus
  Growth Fund
    Shares               676,195
    Cost             $ 7,371,055
    Market Value     $10,325,503

  Pegasus
  Intrinsic
  Value Fund
    Shares               859,823
    Cost             $ 9,061,940
    Market Value     $ 9,122,721


  Pegasus
    Bond Fund
    Shares             2,088,767
    Cost             $21,143,609
    Market Value     $21,138,322





                                                       PCM U.S.
                              PCM          PCM Global  Government   PCM           PCM
                              Growth and   Asset       and High     New           Money        PCM         PCM
                 PCM Global   Income       Allocation  Quality      Opportunities Market       Diversified International
                 Growth Fund  Fund         Fund        Bond Fund    Fund          Fund         Income Fund Growth Fund
                 Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account   Sub-Account  Sub-Account Sub-Account
                 -----------  -----------  ----------- ----------- -----------    -----------  ----------- ----------
Market Value        $738,701   $514,338    $1,859,711   $681,559   $3,080,539    $605,481      $629,110     $8,807,878
Due from ITT
 Hartford Life
 and Annuity
 Insurance Co.            --     46,639         4,758         -         5,021          --         7,386         15,166
Receivable
  from fund
  shares sold             88         --            --         92           --          75            --             --
                    --------   --------    ----------   --------   ----------    --------      --------     ----------
 Total Assets        738,789    560,977     1,864,469    681,651    3,085,560     605,556       636,496      8,823,044
                    --------   --------    ----------   --------   ----------   ---------      ---------    ----------
 Liabilities:
  Due to ITT
  Hartford
  Life and Annuity
  Insurance
  Company                 88         --            --         92           --          75            --             --
  Payable for
    fund shares
    purchased             --     46,639         4,758         --        5,021          --         7,386         15,166
                    --------   --------    ----------   --------   ----------   ---------      ---------    ----------
   Total
    Liabilities           88     46,639         4,758         92        5,021          --         7,386         15,166
                    --------   --------    ----------   --------   ----------   ---------      ---------    ----------
Net Assets
 (variable
 annuity
 contract
 liabilities)       $738,701   $514,338    $1,859,711   $681,559   $3,080,539    $605,481      $629,110     $8,807,878
                    ========   ========    ==========   ========   ==========    ========      =========    ==========



Pegasus           Pegasus                         Pegasus
Growth            Mid-Cap        Pegasus          Intrinsic        Pegasus
and Value         Opportunity    Growth           Value            Bond
Fund              Fund           Fund             Fund             Fund
Sub-Account       Sub-Account    Sub-Account      Sub-Account      Sub-Account
-----------       -----------    -----------      -----------      -----------
$26,320,937        $ 7,605,294    $10,325,503      $ 9,122,721      $21,138,322



     42,471             18,452         15,745           15,792           44,282
         --                 --             --               --               --



$26,363,408        $ 7,605,294    $10,325,503      $ 9,122,721      $21,138,322
-----------        -----------    -----------      -----------      -----------





         --                 --             --               --               --


     32,728             18,467         12,499           15,792           44,281
-----------        -----------    -----------      -----------      -----------

     32,728             18,467         12,499           15,792           44,281
-----------        -----------    -----------      -----------      -----------




$26,330,680        $ 7,605,279    $10,328,749      $ 9,122,721      $21,138,323
-----------        -----------    -----------      -----------      -----------


The accompanying notes are an integral part of this financial statement.

Separate Account Six
ITT Hartford Life and Annuity Insurance Company
Statement of Assets and Liabilities
June 30, 1997 (Unaudited)


                                                       Units
                                                     Owned by        Unit        Contract
                                                   Participants      Price      Liability
                                                   ------------      -----      ---------
Deferred annuity contracts in the
 accumulation period:
Individual Sub-Accounts:
  PCM Global Growth Fund Sub-Account                    47,095    $15.685264    $    738,701
  PCM Growth and Income Fund Sub-Account                47,082     10.924312         514,338
  PCM Global Asset Allocation Fund Sub-Account         124,281     14.963742       1,859,711
  PCM U.S. Government and High Quality Bond Fund
  Sub-Account                                           58,285     11.693589         681,559
  PCM New Opportunities Fund Sub-Account               269,004     11.451630       3,080,539
  PCM Money Market Fund Sub-Account                    601,736      1.006225         605,481
  PCM Diversified Income Fund Sub-Account               51,581     12.196629         629,110
  PCM International Growth Fund Sub-Account            798,196     11.034738       8,807,878
  Pegasus Growth and Value Fund Sub-Account          1,668,610     15.780004      26,330,680
  Pegasus Mid-Cap Opportunity Fund Sub-Account         500,160     15.205690       7,605,279
  Pegasus Growth Fund Sub-Account                      681,969     15.145477      10,328,749
  Pegasus Intrinsic Value Fund Sub-Account             859,526     10.613664       9,122,721
  Pegasus Bond Fund Sub-Account                      2,081,577     10.154953      21,138,323
                                                     ---------     ---------      ----------
Grand Total                                                                     $ 91,443,069
                                                                               =============

The accompanying notes are an integral part of this financial statement.

Separate Account Six
   ITT Hartford Life and Annuity Insurance Company
 STATEMENT OF OPERATIONS
   For the Six Months ended June 30, 1997 (Unaudited)

                                                                                       PCM             PCM
                                                          PCM            PCM          Global     U.S. Government
                                                         Global        Growth         Asset          and High
                                                         Growth      and Income     Allocation       Quality
                                                          Fund          Fund           Fund         Bond Fund
                                                      Sub-Account   Sub-Account*   Sub-Account     Sub-Account
                                                      -----------   ------------   -----------   -------------
Investment income:
  Dividends                                             $  13,769      $    --      $ 271,409        $179,553
Expenses:
  Mortality and expense undertakings                      (4,339)         (532)       (55,871)        (18,688)
                                                        --------       -------      ---------        --------
  Net investment income (loss)                             9,430          (532)       215,538         160,865
Capital gains income                                      14,810            --        463,905              --
Net realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on security transactions        5,693            12        732,655         (51,951)
  Net unrealized appreciation (depreciation) of
    investments during the period                         72,295        15,378       (417,853)        (42,045)
                                                        --------       -------      ---------        --------
  Net gain (loss) on investments                          77,988        15,390        314,812         (93,996)
                                                        --------       -------      ---------        --------
  Net increase (decrease) in net assets resulting
    from operations                                     $102,228       $14,858      $ 994,255        $ 66,869
                                                        ========       =======      =========        ========

                                                           PCM            PCM           PCM            PCM
                                                           New            Money      Diversified   International
                                                      Opportunities      Market         Income         Growth
                                                           Fund           Fund           Fund           Fund
                                                       Sub-Account*   Sub-Account*   Sub-Account    Sub-Account*
                                                       ------------   ------------   -----------    ------------
Investment income:
  Dividends                                              $    --         $1,651       $ 211,887       $     --
Expenses:
  Mortality and expense undertakings                      (1,204)          (445)        (25,389)        (3,304)
                                                        --------        -------       ---------       --------
  Net investment income (loss)                            (1,204)         1,206         186,498         (3,304)
Capital gains income                                          --             --          33,403             --
Net realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on security transactions           --             --          (6,696)            --
  Net unrealized appreciation (depreciation) of
    investments during the period                         40,393             --        (121,152)        (8,293)
                                                        --------       --------       ---------       --------
  Net gain (loss) on investments                          40,393             --        (127,848)        (8,293)
                                                        --------       --------       ---------       --------
  Net increase (decrease) in net assets resulting
    from operations                                      $39,189         $1,206       $  92,053       $(11,597)
                                                        ========       ========       =========       =========

                                                        Pegasus       Pegasus                      Pegasus
                                                         Growth       Mid-Cap       Pegasus       Intrinsic       Pegasus
                                                       and Value    Opportunity      Growth         Value          Bond
                                                          Fund          Fund          Fund          Fund           Fund
                                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account*   Sub-Account*
                                                      -----------   -----------   -----------   ------------   ------------
Investment income:
  Dividends                                            $   60,337    $    8,586    $   21,542      $ 4,225        $16,485
Expenses:
  Mortality and expense undertakings                      (74,050)      (65,477)      (87,543)      (3,478)        (8,242)
                                                       ----------    ----------    ----------      -------        -------
  Net investment income (loss)                            (13,713)      (56,891)      (66,001)         747          8,243
Capital gains income                                           --            --            --           --             --
Net realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on security transactions           407       482,354       622,527           --             --
  Net unrealized appreciation (depreciation) of
    investments during the period                       1,595,413       824,745     1,239,212       60,781         (5,287)
                                                       ----------    ----------    ----------      -------        -------
  Net gain (loss) on investments                        1,595,820     1,307,099     1,861,739       60,781         (5,287)
                                                       ----------    ----------    ----------      -------        -------
  Net increase (decrease) in net assets resulting
    from operations                                    $1,582,107    $1,250,208    $1,795,738      $61,528        $ 2,956
                                                       ==========    ==========    ==========      =======        =======

* From inception, May 1, 1997 to June 30, 1997
The accompanying notes are an integral part of this financial statement.

Separate Account Six
ITT Hartford Life and Annuity Insurance Company
STATEMENT OF CHANGES IN NET ASSETS For the Six Months ended June 30, 1997 (Unaudited)

                                                                                       PCM             PCM
                                                          PCM            PCM          Global     U.S. Government
                                                         Global        Growth         Asset          and High
                                                         Growth      and Income     Allocation       Quality
                                                          Fund          Fund           Fund         Bond Fund
                                                      Sub-Account   Sub-Account*   Sub-Account     Sub-Account
                                                      -----------   ------------   -----------     -----------
Operations:
  Net investment income (loss)                          $  9,430      $   (532)    $   215,538     $   160,865
  Capital gains income                                    14,810            --         463,905              --
  Net realized gain (loss) on security transactions        5,693            12         732,665         (51,951)
  Net unrealized appreciation (depreciation) of
    investments during the period                         72,295        15,378        (417,853)        (42,045)
                                                        --------      --------     -----------     -----------
  Net increase (decrease) in net assets resulting
    from operations                                      102,228        14,858         994,255          66,869
                                                        --------      --------     -----------     -----------
Unit transactions:
  Purchases                                              180,147       345,533       1,029,964         561,983
  Net transfers                                          (29,621)      154,000      (7,338,294)     (2,318,199)
  Surrenders                                             (22,350)          (53)       (211,283)        (87,771)
                                                        --------      --------     -----------     -----------
  Total increase (decrease) in net assets resulting
    from unit transactions                               128,176       499,480      (6,519,613)     (1,843,987)
                                                        --------      --------     -----------     -----------
  Total increase (decrease) in net assets                230,404       514,338      (5,525,358)     (1,777,118)
Net assets:
  Beginning of Period                                    508,297            --       7,385,069       2,458,677
                                                        --------      --------     -----------     -----------
  End of Period                                         $738,701      $514,338     $ 1,859,711     $   681,559
                                                        ========      ========     ===========     ===========

For the year ended December 31, 1996

Operations:
  Net investment income (loss)                          $  1,230      $     --     $   131,774     $    74,783
  Capital gains income                                     9,282            --         133,995              --
  Net realized gain (loss) on security transactions           20            --             478            (316)
  Net unrealized appreciation (depreciation) of
    investments during the period                         44,333            --         460,827         (43,356)
                                                        --------      ---------    -----------     -----------
  Net increase (decrease) in net assets resulting
    from operations                                       54,865            --         727,074          31,111
                                                        --------      ---------    -----------     -----------
Unit transactions:
  Purchases                                               66,395            --       2,475,962       1,175,062
  Net transfers                                          138,183            --         541,687           2,174
  Surrenders                                              (2,343)           --        (250,295)        (64,629)
  Net increase in net assets resulting from unit
    transactions                                         202,235            --       2,767,354       1,112,607
                                                        --------      ---------    -----------     -----------
  Total increase in net assets                           257,100            --       3,494,428       1,143,718
Net assets:
  Beginning of Period                                    251,197            --       3,890,641       1,314,959
                                                        --------      ---------    -----------     -----------
  End of Period                                         $508,297      $     --     $ 7,385,069     $ 2,458,677
                                                        ========      =========    ===========     ===========



                                                           PCM             PCM           PCM            PCM
                                                           New            Money      Diversified   International
                                                      Opportunities      Market         Income         Growth
                                                           Fund           Fund           Fund           Fund
                                                       Sub-Account*   Sub-Account*   Sub-Account    Sub-Account*
                                                       ------------   ------------   -----------    ------------
Operations:
  Net investment income (loss)                          $   (1,204)     $  1,206     $   186,498     $   (3,304)
  Capital gains income                                          --            --          33,403             --
  Net realized gain (loss) on security transactions             --            --          (6,696)            --
  Net unrealized appreciation (depreciation) of
    investments during the period                           40,393            --        (121,152)        (8,293)
                                                        ----------      --------     -----------     ----------
  Net increase (decrease) in net assets resulting
    from operations                                         39,189         1,206          92,053        (11,597)
                                                        ----------      --------     -----------     ----------
Unit transactions:
  Purchases                                                416,371        11,340       1,162,286      1,121,862
  Net transfers                                          2,627,440       592,977      (3,607,729)     7,703,693
  Surrenders                                                (2,461)          (42)        (83,337)        (6,080)
                                                        ----------      --------     -----------     ----------
  Total increase (decrease) in net assets resulting
    from unit transactions                               3,041,350       604,275      (2,528,780)     8,819,475
                                                        ----------      --------     -----------     ----------
  Total increase (decrease) in net assets                3,080,539       605,481      (2,436,727)     8,807,878
Net assets:
  Beginning of Period                                           --            --       3,065,837             --
  End of Period                                         $3,080,539      $605,481     $   629,110     $8,807,878
                                                        ==========      ========     ===========     ==========


For the year ended December 31, 1996

Operations:
  Net investment income (loss)                          $       --      $     --     $    59,441     $       --
  Capital gains income                                          --            --              --             --
  Net realized gain (loss) on security transactions             --            --              32             --
  Net unrealized appreciation (depreciation) of
    investments during the period                               --            --          91,892             --
                                                          --------      ---------    -----------     ----------
  Net increase (decrease) in net assets resulting
    from operations                                             --            --         151,365             --
                                                          --------      ---------    -----------     ----------
Unit transactions:
  Purchases                                                     --            --       1,646,339             --
  Net transfers                                                 --            --         346,797             --
  Surrenders                                                    --            --        (100,736)            --
                                                          --------      ---------    -----------     ----------
  Net increase in net assets resulting from unit
    transactions                                                --            --       1,892,400             --
                                                          --------      ---------    -----------     ----------
  Total increase in net assets                                  --            --       2,043,765             --
Net assets:
  Beginning of Period                                           --            --       1,022,072             --
                                                          --------      ---------    -----------     ----------
  End of Period                                         $       --      $     --     $ 3,065,837     $       --
                                                          ========      =========    ===========     ==========

* From inception, May 1, 1997 to June 30, 1997
The accompanying notes are an integral part of this financial statement.

Separate Account Six
ITT Hartford Life and Annuity Insurance Company
STATEMENT OF CHANGES IN NET ASSETS -- Continued
For the Six Months ended June 30, 1997 (Unaudited)

                                                        Pegasus       Pegasus                      Pegasus
                                                         Growth       Mid-Cap       Pegasus       Intrinsic       Pegasus
                                                       and Value    Opportunity      Growth         Value          Bond
                                                          Fund          Fund          Fund          Fund           Fund
                                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account*   Sub-Account*
                                                      -----------   -----------   -----------   ------------   ------------
Operations:
  Net investment income (loss)                        $   (13,713)  $   (56,891)  $   (66,001)   $      747    $      8,243
  Capital gains income                                         --            --            --            --              --
  Net realized gain (loss) on security transactions           407       482,354       622,527            --              --
  Net unrealized appreciation (depreciation) of
    investments during the period                       1,595,413       824,754     1,239,212        60,781          (5,287)
                                                      -----------   -----------   -----------    ----------    ------------
  Net increase in net assets resulting from
    operations                                          1,582,107     1,250,208     1,795,738        61,528           2,956
                                                      -----------   -----------   -----------    ----------    ------------
Unit transactions:
  Purchases                                             5,238,561     2,001,142     2,804,857     1,259,398       2,933,955
  Net transfers                                        11,842,204    (3,926,453)   (4,877,778)    7,808,236     (18,215,790)
  Surrenders                                             (232,175)     (246,091)     (266,649)       (6,441)        (14,378)
                                                      -----------   -----------   -----------    ----------    ------------
  Total increase (decrease) in net assets
    resulting from unit transactions                   16,848,590    (2,171,402)   (2,339,570)    9,061,193      21,135,367
                                                      -----------   -----------   -----------    ----------    ------------
  Total increase (decrease) in net assets              18,430,697      (921,194)     (543,832)    9,122,721      21,138,323
Net assets:
  Beginning of Period                                   7,899,983     8,526,473    10,872,581            --              --
  End of Period                                       $26,330,680   $ 7,605,279   $10,323,749    $9,122,721    $ 21,138,323
                                                      ===========   ===========   ===========    ==========    ============

For the year ended December 31, 1996

Operations:
  Net investment income (loss)                        $   172,013   $   (40,150)  $   (84,994)   $       --    $         --
  Capital gains income                                     58,564        95,175        21,919            --              --
  Net realized gain (loss) on security transactions         2,671         2,433         1,567            --              --
  Net unrealized appreciation (depreciation) of
    investments during the period                         592,332     1,189,616     1,282,106            --              --
                                                      -----------   -----------   -----------    ----------    ------------
  Net increase in net assets resulting from
    operations                                            825,580     1,247,074     1,220,598            --              --
                                                      -----------   -----------   -----------    ----------    ------------
Unit transactions:
  Purchases                                             3,856,399     2,978,256     3,671,953            --              --
  Net transfers                                           281,626       147,979       452,544            --              --
  Surrenders                                             (228,985)     (265,422)     (335,723)           --              --
                                                      -----------   -----------   -----------    ----------    ------------
  Total increase (decrease) in net assets resulting
    from unit transactions                              3,909,040     2,860,813     3,788,774            --              --
                                                      -----------   -----------   -----------    ----------    ------------
  Total increase (decrease) in net assets               4,734,620     4,107,887     5,009,372            --              --
Net assets:
  Beginning of Period                                   3,165,363     4,418,586     5,863,209            --              --
                                                      -----------   -----------   -----------    ----------    ------------
  End of Period                                       $ 7,899,983   $ 8,526,473   $10,872,581    $       --    $         --
                                                      ===========   ===========   ===========    ==========    ===========

* From inception, May 1, 1997 to June 30, 1997
The accompanying notes are an integral part of this financial statement.

Separate Account Six
ITT Hartford Life and Annunity Insurance Company

NOTES TO FINANCIAL STATEMENTS
June 30, 1997
(Unaudited)

1. Organization:

  Separate Account Six (the Account) is a separate investment account within ITT Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

2. Significant Accounting Policies:

  The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

      a) Security Transactions--
         Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

      b) Security Valuation--
         The investment in shares of the Putnam Variable Trust Funds (Putnam VT Global Growth Fund, Putnam VT Global Asset Allocation Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund, Putnam VT New Opportunities Fund, Putnam VT Money Market Fund and Putnam VT International Growth Fund) or the Pegasus Variable Annuity Funds (Intrinsic Value Fund, Growth and Value Fund, Mid-Cap Opportunity Fund, Growth Fund and Bond Fund) are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1997.

      c) Federal Income Taxes--
         The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

      d) Uses of Estimates--
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. Administration of the Account and Related Charges:

      a) Mortality and Expense Undertakings--
         The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

      b) Deduction of Annual Maintenance Fee--
         Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

Pegasus Variable Annuity Fund
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)

                                                   Growth and        Mid-Cap          Growth     Intrinsic Value       Bond
                                                   Value Fund   Opportunity Fund       Fund            Fund            Fund
                                                   ----------   ----------------       ----      --------------        ----
ASSETS:
Investment in securities:
  At cost                                         $35,848,241     $6,841,535      $ 8,304,403      $16,675,771     $22,871,431
                                                  -----------     -----------     -----------      -----------     -----------
  Securities at Value                             $37,977,967     $8,349,056      $11,065,223      $16,763,062     $22,852,214
Receivable for securities sold                             --             --               --            8,418              --
Receivable for shares purchased                        42,471         18,452           15,745           15,792          44,281
Income receivable                                      26,618         10,124           16,730           15,003         284,835
Deferred organization costs, net                       16,356         16,340           16,340               --              --
Prepaids and other assets                               4,445          3,447            2,797            3,127           2,007
                                                  -----------     ----------      -----------      -----------     -----------
    TOTAL ASSETS                                  $38,067,857     $8,397,419      $11,116,835      $16,805,402     $23,183,337
                                                  ===========     ==========      ===========      ===========     ===========
LIABILITIES:
Payable for securities purchased                   10,906,893             --               --        7,134,880              --
Accrued investment advisory fees                        8,313          5,563            7,355            1,539           2,680
Accrued administration fees                             2,078          1,391            1,839              385           1,004
Accrued custodial fees                                  2,087              8            1,151            1,263             793
Other payables and accrued expenses                        --            638            1,622            9,264           3,372
                                                  -----------     ----------      -----------      ----------      -----------
    TOTAL LIABILITIES                              10,919,371          7,600           11,967        7,147,331           7,849
    NET ASSETS                                    $27,148,486     $8,389,819      $11,104,868      $ 9,658,071     $23,175,488
                                                  ===========     ==========      ===========      ===========     ===========
Net assets consist of:
Capital shares (unlimited number of shares
  authorized, par value
  $.10 per share)                                 $   178,342     $   54,932      $    72,714      $    90,996     $   228,992
Additional paid-in capital                         24,257,416      5,434,799        7,186,010        9,472,345      22,926,232
Accumulated undistributed net investment income
(loss)                                                  9,843           (420)           1,270            5,050          25,218
Accumulated undistributed net realized gains          573,159      1,392,987        1,084,054            2,390          14,263
Net unrealized appreciation (depreciation) on
investments                                         2,129,726      1,507,521        2,760,820           87,291         (19,217)
    TOTAL NET ASSETS                              $27,148,486     $8,389,819      $11,104,868      $ 9,658,071     $23,175,488
                                                  ===========     ==========      ===========      ===========     ===========
Shares of capital stock outstanding                 1,783,422        549,316          727,137          909,955       2,289,920
                                                  ===========     ==========      ===========      ===========     ===========
Net asset value and redemption price per share    $     15.22     $   15.27       $     15.27      $     10.61     $     10.12
                                                  ===========     ==========      ===========      ===========     ===========

                       See Notes to Financial Statements.

Pegasus Variable Annuity Fund
   STATEMENTS OF OPERATIONS
   Six Months Ended June 30, 1997 (Unaudited)

                                                Growth and        Mid-Cap         Growth     Intrinsic Value    Bond
                                                Value Fund   Opportunity Fund      Fund          Fund(1)       Fund(1)
                                                ----------   ----------------      ----      --------------    ---------
INVESTMENT INCOME:
  Interest                                     $    25,347     $    12,798     $    21,880      $   9,206      $  59,534
  Dividends                                         90,927          39,645          58,457          4,321             --
                                               -----------     -----------     -----------      ---------      ---------
    TOTAL INVESTMENT INCOME                        116,274          52,443          80,337         13,527         59,534
EXPENSES:
  Investment advisory fees                          33,986          30,215          39,693          2,009          3,706
  Administration fees                                8,497           7,554           9,923            502          1,389
  Professional fees                                 10,127          14,784          16,476          3,355          3,355
  Custodial fee                                     14,118          10,106           6,823          2,562          1,595
  Amortization of deferred organization costs        2,880           2,896           2,896             --             --
  Insurance                                          1,564           1,886           2,473             61             61
  Printing                                           3,718           4,670           6,061            976            976
  Less: Expense reimbursement                      (25,862)        (28,383)        (26,908)        (6,613)        (4,867)
                                               -----------     -----------     -----------      ---------      ---------
      NET EXPENSES                                  49,028          43,728          57,437          2,852          6,215
                                               -----------     -----------     -----------      ---------      ---------
NET INVESTMENT INCOME                               67,246           8,715          22,900         10,675         53,319
                                               ===========     ===========     ===========      =========      =========
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Net realized gains                               434,839       1,327,727       1,110,668          2,390         14,263
  Net change in unrealized appreciation
    (depreciation) on investments                1,269,307          74,663         856,395         87,291        (19,217)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS                                    1,704,146       1,402,390       1,967,063         89,681         (4,954)
                                               ===========     ===========     ===========      =========      =========
NET INCREASE IN NET ASSETS FROM OPERATIONS     $ 1,771,392     $ 1,411,105     $ 1,989,963      $ 100,356      $  48,365
                                               ===========     ===========     ===========      =========      =========

(1) For the period May 1, 1997 (commencement of operations) through June
    30, 1997.
                       See Notes to Financial Statements.

Pegasus Variable Annuity Fund
   STATEMENTS OF CHANGES IN NET ASSETS

                                                            Growth and                               Mid-Cap
                                                            Value Fund                           Opportunity Fund
                                               -----------------------------------    ------------------------------------
                                               Six Months Ended                       Six Months Ended
                                                 June 30, 1997        Year Ended        June 30, 1997        Year Ended
                                                  (Unaudited)     December 31, 1996      (Unaudited)     December 31, 1996
                                               ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS:
  Net investment income                           $    67,246        $    76,816        $      8,715         $   17,007
  Net realized gains                                  434,839            383,386           1,327,727            250,859
  Net change in unrealized appreciation on
    investments                                     1,269,307            550,254              74,663          1,197,353
                                                  -----------        -----------        ------------         ----------
  Net increase in net assets from operations        1,771,392          1,010,456           1,411,105          1,465,219
                                                  -----------        -----------        ------------         ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          (64,322)           (69,919)             (9,201)           (16,984)
  From realized gains                                      --           (277,463)                 --           (148,305)
                                                  -----------        -----------        ------------         ----------
  Total distributions                                 (64,322)          (347,382)             (9,201)          (165,289)
                                                  -----------        -----------        ------------         ----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                        16,900,636          4,514,913           1,984,909          3,254,384
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                       64,322             69,919               9,201             17,784
                                                  -----------        -----------        ------------         ----------
                                                   16,964,958          4,584,832           1,994,110          3,272,168
  Less payments for shares redeemed                  (126,099)          (399,040)         (4,221,855)          (328,803)
                                                  -----------        -----------        ------------         ----------
  Net increase (decrease) in net assets from
    capital share transactions                     16,838,859          4,185,792          (2,227,745)         2,943,365
                                                  -----------        -----------        ------------         ----------
NET INCREASE (DECREASE) IN NET ASSETS              18,545,929          4,848,866            (825,841)         4,243,295
NET ASSETS:
  Beginning of period                               8,602,557          3,753,691           9,215,660          4,972,365
                                                  -----------        -----------        ------------         ----------
  End of period                                   $27,148,486        $ 8,602,557        $  8,389,819         $9,215,660
                                                  ===========        ===========        ============         ==========
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                       1,136,091            355,619             142,367            259,511
  Shares issued in reinvestment of
    distributions to shareholders                       4,457              5,483                 639              1,410
                                                  -----------         ----------         -----------         ----------
                                                    1,140,548            361,102             143,006            260,921
Less: shares redeemed                                  (9,104)           (31,926)           (278,377)           (27,359)
                                                  -----------         ----------         -----------         ----------
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING                                         1,131,444            329,176            (135,371)           233,562
CAPITAL SHARES:
  Beginning of period                                 651,978            322,802             684,687            451,125
                                                  -----------         ----------         -----------         ----------
  End of period                                     1,783,422            651,978             549,316            684,687
                                                  ===========         ==========         ===========         ==========

                       See Notes to Financial Statements.

Pegasus Variable Annuity Fund
   STATEMENTS OF CHANGES IN NET ASSETS

                                                              Growth                   Intrinsic Value         Bond
                                                               Fund                         Fund               Fund
                                               ----------------------------------     ----------------   ----------------
                                               Six Months Ended                       Two Months Ended   Two Months Ended
                                                 June 30, 1997        Year Ended        June 30, 1997      June 30, 1997
                                                  (Unaudited)     December 31, 1996   (Unaudited)(1)       (Unaudited)(1)
                                               --------------     -----------------   ----------------   ----------------
FROM OPERATIONS:
  Net investment income                           $    22,900       $     41,801        $    10,675        $     53,319
  Net realized gains (losses)                       1,110,668             (7,205)             2,390              14,263
  Net change in unrealized appreciation
    (depreciation) on investments                     856,395          1,393,107             87,291             (19,217)
                                                 ------------       ------------        -----------        ------------
  Net increase in net assets from operations        1,989,963          1,427,703            100,356              48,365
                                                 ------------       ------------        -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          (22,712)           (40,769)            (5,625)            (28,101)
  From realized gains                                      --             (3,939)                --                  --
  In excess of realized gains                              --            (19,409)                --                  --
                                                 ------------       ------------        -----------        ------------
  Total distributions                                 (22,712)           (64,117)            (5,625)            (28,101)
                                                 ------------       ------------        -----------        ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                         2,780,390          4,036,761          9,557,725          23,127,134
  Net asset value of shares issued in
    reinvestment of distributions to
    shareholders                                       22,712             40,769              5,625              28,100
                                                 ------------       ------------        -----------        ------------
                                                    2,803,102          4,077,530          9,563,350          23,155,234
  Less payments for shares redeemed                (5,207,506)          (334,031)               (10)                (10)
                                                 ------------       ------------        -----------        ------------
  Net increase (decrease) in net assets from
    capital share transactions                     (2,404,404)         3,743,499          9,563,340          23,155,224
                                                 ------------       ------------        -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS                (437,153)         5,107,085          9,658,071          23,175,488
NET ASSETS:
  Beginning of period                              11,542,021          6,434,936                 --                  --
                                                 ------------       ------------        -----------        ------------
  End of period                                  $ 11,104,868       $ 11,542,021        $ 9,658,071        $ 23,175,488
                                                 ============       ============        ===========        ============
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                         195,708            326,834            909,424           2,287,136
  Shares issued in reinvestment of
    distributions to shareholders                       1,568              3,152                532               2,785
                                                 ------------       ------------        -----------        ------------
                                                      197,276            329,986            909,956           2,289,921
  Less: shares redeemed                              (339,474)           (26,488)                (1)                 (1)
                                                 ------------       ------------        -----------        ------------
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING                                          (142,198)           303,498            909,955           2,289,920
CAPITAL SHARES:
  Beginning of period                                 869,335            565,837                 --                  --
                                                 ------------       ------------        -----------        ------------
  End of period                                       727,137            869,335            909,955           2,289,920
                                                 ============       ============        ===========        ============

(1) For the period May 1, 1997 (commencement of operations) through June
    30, 1997.
                       See Notes to Financial Statements.

Pegasus Variable Annuity Growth and Value Fund

PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)




                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENT -- 31.62%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97, (secured by U.S. Treasury
    obligations with maturities ranging from 8/15/97
    through 2/15/07, at various interest rates
    ranging from 0.00% to 12.00%, all held at Chase
    Bank) ...........................................   $12,008,780    $12,008,780
                                                                       -----------
  (Cost $12,008,780)

                                                           Shares
                                                           ------
COMMON STOCKS -- 68.38%
  Aerospace -- 1.26%
    Boeing Co. ......................................         9,000        477,563
                                                                        ----------
  Apparel -- 1.25%
    Russell Corp. ...................................        16,000        474,000
                                                                        ----------
  Banks -- 3.97%
    BankAmerica Corp. ...............................         8,000        516,500
    Barnett Banks, Inc. .............................         6,000        315,000
    Norwest Corp. ...................................        12,000        675,000
                                                                        ----------
                                                                         1,506,500
                                                                       -----------
  Business Machines -- 1.83%
    Electronic Data Systems Corp. ...................        17,000        697,000
                                                                       -----------
  Business Services -- 4.08%
    Auto Data Processing, Inc. ......................        11,000        517,000
    Deluxe Corp. ....................................        18,000        614,250
    Waste Management, Inc. ..........................        13,000        417,625
                                                                       -----------
                                                                         1,548,875
                                                                       -----------
  Chemicals -- 2.44%
    Great Lakes Chemical Corp. ......................         5,000        261,875
    Sigma-Aldrich Corp. .............................        19,000        666,188
                                                                       -----------
                                                                           928,063
                                                                       -----------
  Construction -- 4.02%
    Fluor Corp. .....................................         7,000        386,312
    Masco Corp. .....................................        13,000        542,750
    York International Corp. ........................        13,000        598,000
                                                                       -----------
                                                                         1,527,062
                                                                       -----------
  Consumer Durables -- 1.49%
    Rubbermaid, Inc. ................................        19,000        565,250
                                                                       -----------
  Containers -- 1.41%
    Crown Cork & Seal Co. Inc. ......................        10,000        534,375
                                                                       -----------
  Drugs and Medicine -- 6.59%
    Abbot Laboratories Corp. ........................        10,000        667,500
    Bristol-Myers Squibb Co. ........................        12,000        972,000
    Schering-Plough Corp. ...........................        18,000        861,750
                                                                       -----------
                                                                         2,501,250
                                                                       -----------

                                      11



  Electronics -- 5.52%
    Amp, Inc. .......................................        15,000        626,250
    Hewlett Packard Co. .............................         9,000        504,000
    Lucent Technology, Inc. .........................         5,000        360,313
    Motorola, Inc. ..................................         8,000        608,000
                                                                       -----------
                                                                         2,098,563
                                                                       -----------
  Energy and Utilities -- 6.06%
    Enron Corp. .....................................        12,000        489,750
    FPL Group, Inc. .................................        13,000        598,812
    MCN Energy Group, Inc. ..........................        21,000        643,125
    Pinnacle West Capital Corp. .....................        19,000        571,188
                                                                       -----------
                                                                         2,302,875
                                                                       -----------
  Energy Raw Materials -- 1.64%
    Schlumberger Ltd. ...............................         5,000        625,000
                                                                       -----------
  Food and Agriculture -- 6.88%
    ConAgra, Inc. ...................................        11,000        705,375
    CPC International, Inc. .........................         7,000        646,187
    PepsiCo, Inc. ...................................        19,000        713,688
    Sysco Corp. .....................................        15,000        547,500
                                                                       -----------
                                                                         2,612,750
                                                                       -----------
  Insurance -- 2.59%
    American International Group, Inc. ..............         3,000        448,125
    Chubb Corp. .....................................         8,000        535,000
                                                                       -----------
                                                                           983,125
                                                                       -----------
  International Oil -- 1.38%
    British Petroleum Plc Adr .......................         7,000        524,125
                                                                       -----------
  Liquor -- 1.55%
    Anheuser-Busch Companies, Inc. ..................        14,000        587,125
                                                                       -----------
  Media -- 3.40%
    Gannett Co., Inc. ...............................         5,000        493,750
    Washington Post Co., Class B ....................         2,000        796,000
                                                                       -----------
                                                                         1,289,750
                                                                       -----------
  Miscellaneous and Conglomerates -- 1.71%
    Cognizant Corp. .................................        16,000        648,000
                                                                       -----------
  Miscellaneous Finance -- 1.15%
    PMI Group, Inc. (The) ...........................         7,000        436,625
                                                                       -----------
  Non-Durables and Entertainment -- 1.31%
    Kimberly-Clark Corp. ............................        10,000        497,500
                                                                       -----------
  Producer Goods -- 1.62%
    Dover Corp. .....................................        10,000        615,000
                                                                       -----------
  Retail -- 2.78%
    Nordstrom, Inc. .................................        13,000        637,812
    Toys R Us, Inc.* ................................        12,000        420,000
                                                                       -----------
                                                                         1,057,812
                                                                       -----------

                                      12

  Telephone -- 2.45%
    Century Telephone Enterprises, Inc. .............      14,000          471,625
    MCI Communications Corp. ........................      12,000          459,374
                                                                       -----------
                                                                           930,999
                                                                       -----------
TOTAL COMMON STOCKS .................................                   25,969,187
 (Cost $23,839,461)                                                    -----------


TOTAL INVESTMENTS ...................................                  $37,977,967
  (Cost $35,848,241)                                                   ===========

* Non-income producing security.
                      See Notes to Financial Statements.

Variable Annuity Mid-Cap Opportunity Fund
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                        Face Amount   Market Value
                     -----------                        -----------   ------------
TEMPORARY CASH INVESTMENT -- 5.91%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97, (secured by U.S. Treasury obligations
    with maturities ranging from 8/15/97 through
    2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...     493,253       $493,253
                                                                        --------
  (Cost $493,253)
                                                         Shares
                                                         ------
COMMON STOCKS -- 94.09%
  Air Transport -- 1.24%
    Air Express International Corp. .................       2,600        103,350
                                                                         -------
  Apparel -- 1.66%
    Nine West Group, Inc.* ..........................       1,100         42,006
    Tommy Hilfiger Corp.* ...........................       2,400         96,450
                                                                         -------
                                                                         138,456
                                                                         -------
  Banks -- 5.30%
    Charter One Financial, Inc. .....................       3,677        198,098
    First Tennessee National Corp. ..................       1,800         86,400
    TCF Financial Corp. .............................       3,200        158,000
                                                                         -------
                                                                         442,498
                                                                         -------
  Business Machines -- 3.18%
    Comdisco, Inc. ..................................       4,850        126,100
    Diebold, Inc. ...................................       1,500         58,500
    Xilinx, Inc.* ...................................       1,650         80,953
                                                                         -------
                                                                         265,553
                                                                         -------
  Business Services -- 5.19%
    CDI Corp.* ......................................       2,100         87,544
    DST Systems, Inc.* ..............................       3,400        113,262
    G & K Services, Inc. Class A ....................       1,200         44,700
    Omnicom Group, Inc. .............................       1,800        110,925
    SunGard Data Systems, Inc.* .....................       1,650         76,725
                                                                         -------
                                                                         433,156
                                                                         -------
  Chemicals -- .78%
    RPM, Inc. .......................................       3,525         64,772
                                                                         -------
  Construction -- 2.22%
    Crane Co. .......................................       4,425        185,020
                                                                         -------
  Consumer Durables -- 2.10%
    Durakon Industries, Inc.* .......................       2,200         20,900
    Leggett & Platt, Inc. ...........................       3,600        154,800
                                                                         -------
                                                                         175,700
                                                                         -------
  Containers -- 1.57%
    AptarGroup, Inc. ................................       2,900        131,225
                                                                         -------

                                      14


  Drugs and Medicine -- 4.77%
    Health Care & Retirement Corp.* .................       3,000        100,125
    Quorum Health Group, Inc.* ......................       4,100        146,575
    Sybron International Corp.* .....................       3,800        151,525
                                                                         -------
                                                                         398,225
                                                                         -------
  Electronics -- 8.70%
    Belden, Inc. ....................................       5,400        183,938
    Dynatech Corp.* .................................       3,050        109,038
    KEMET Corp.* ....................................       4,400        109,450
    Microchip Technology, Inc.* .....................       2,200         65,450
    Molex, Inc. Class A Non-Voting ..................       3,031        105,706
    Teradyne, Inc.* .................................       3,900        153,075
                                                                         -------
                                                                         726,657
                                                                         -------
  Energy Raw Materials -- 6.00%
    Apache Corp. ....................................       4,600        149,500
    Noble Affiliates, Inc. ..........................       3,300        127,669
    Smith International, Inc.* ......................       2,400        145,800
    Southwestern Energy Co. .........................       6,000         78,000
                                                                         -------
                                                                         500,969
                                                                         -------
  Insurance -- 4.93%
    Capital RE Corp. ................................       3,000        160,500
    CapMac Holdings, Inc. ...........................       2,300         77,337
    Transatlantic Holdings, Inc. ....................       1,750        173,688
                                                                         -------
                                                                         411,525
                                                                         -------
  Media -- 1.40%
    Banta Corp. .....................................       4,300        116,637
                                                                         -------
  Miscellaneous and Conglomerates -- 6.62%
    Culligan Water Technologies, Inc.* ..............       1,600         71,600
    DENTSPLY International, Inc. ....................       1,950         95,550
    Greenfield Industries, Inc. .....................       2,050         55,350
    Health Management Associates, Inc. Class A* .....       1,575         44,888
    Littlefuse, Inc.* ...............................       4,400        124,300
    Water Corp.* ....................................       2,400         86,100
    Wolverine Tube, Inc.* ...........................       2,700         75,263
                                                                         -------
                                                                         553,051
                                                                         -------
  Miscellaneous Finance -- 16.05%
    CMAC Investment Corp. ...........................       3,900        186,225
    Edwards (A.G.), Inc. ............................       3,500        149,625
    Everest Reinsurance Holdings, Inc. ..............       5,000        198,125
    Executive Risk, Inc. ............................       2,700        140,400
    FINOVA Group, Inc. ..............................       2,350        179,775
    First Financial Corp. ...........................       4,025        118,235
    Idex Corp. ......................................       3,775        124,575
    PMI Group, Inc. .................................       2,750        171,531
    Scotsman Industries, Inc. .......................       2,500         71,250
                                                                         -------
                                                                       1,339,741
                                                                       ---------

                                      15


  Motor Vehicles -- 6.63%
    Borg Warner Automotive, Inc. ....................       4,000        216,250
    Harley-Davidson, Inc. ...........................       3,200        153,400
    Myers Industries, Inc. ..........................       3,230         54,506
    Tower Automotive, Inc.* .........................       3,000        129,000
                                                                         -------
                                                                         553,156
                                                                         -------
  Non-Durables and Entertainment -- 1.27%
    Lancaster Colony Corp. ..........................       2,200        106,425
                                                                         -------
  Non-Ferrous Metals -- 1.88%
    DT Industries, Inc. .............................       4,400        157,300
                                                                         -------
  Producer Goods -- 6.06%
    Federal Signal Corp. ............................       1,500         37,687
    Hubbell, Inc. Class B ...........................       3,300        145,200
    Juno Lighting, Inc. .............................       6,100         99,125
    Teleflex, Inc. ..................................       3,300        103,125
    TriMas Corp. ....................................       4,300        120,938
                                                                         -------
                                                                         506,075
                                                                         -------
  Retail -- 4.67%
    Kohls Corp.* ....................................       1,600         84,700
    Proffitts, Inc.* ................................       3,800        166,725
    Zale Corp.* .....................................       7,000        138,687
                                                                         -------
                                                                         390,112
                                                                         -------
  Travel and Recreation -- 1.87%
    Callaway Golf Co. ...............................       4,400        156,200
                                                                         -------
TOTAL COMMON STOCKS .................................                  7,855,803
  (Cost $6,348,282)                                                    ---------

TOTAL INVESTMENTS ...................................                 $8,349,056
  (Cost $6,841,535)                                                   ==========



* Non-income producing security.
                      See Notes to Financial Statements.

                                             16

Variable Annuity Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)



                     Description                      Face Amount   Market Value
                     -----------                      -----------   ------------
TEMPORARY CASH INVESTMENT -- 2.40%
  Salomon Brothers, Revolving Repurchase
    Agreement, 6.00%, 7/1/97, (secured
    by various U.S. Treasury obligations with
    maturities ranging from 8/15/97 through
    2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...    $265,660       $265,660
                                                                        --------
  (Cost $265,660)
                                                          Shares
                                                          ------
COMMON STOCKS -- 97.60%
  Banks -- 5.87%
    MBNA Corp. ......................................       5,000        183,125
    Norwest Corp. ...................................       5,000        281,250
    State Street Boston Corp. .......................       4,000        185,000
                                                                         -------
                                                                         649,375
                                                                         -------
  Business Machines -- 8.65%
    Cisco System, Inc* ..............................       4,000        268,500
    Microsoft Corp.* ................................       4,500        568,688
    Silicon Graphics* ...............................       8,000        120,000
                                                                         -------
                                                                         957,188
                                                                         -------
  Business Services -- 6.86%
    Automatic Data Processing,
      Inc. ..........................................       4,000        188,000
                                                                         -------
    Computer Associates
      International, Inc. ...........................       3,000        167,063
    First Data Corp. ................................       5,000        219,688
    Interpublic Group of
      Companies, Inc. ...............................       3,000        183,938
                                                                         -------
                                                                         758,689
                                                                         -------
  Chemicals -- 2.02%
    Praxair, Inc. ...................................       4,000        224,000
                                                                         -------
  Construction -- 2.00%
    Fluor Corp. .....................................       4,000        220,750
                                                                         -------
  Consumer Durables -- 1.97%
    Newell Co. ......................................       5,500        217,937
                                                                         -------
  Containers -- 1.69%
    Crown Cork & Seal Co., Inc. .....................       3,500        187,031
                                                                         -------
  Drugs and Medicine -- 19.95%
    American Home Products Corp. ....................       1,500        114,750
    Amgen, Inc.* ....................................       1,500        261,563
    Columbia HCA Healthcare Corp.                           7,000        275,188
    Guidant Corp. ...................................       2,000        170,000
    Johnson & Johnson ...............................       3,500        225,312
    Mylan Laboratories, Inc. ........................       8,000        118,000
    Pall Corp. ......................................       5,000        116,250
    Pfizer, Inc. ....................................       2,000        239,000
    Smithkline Beecham PLC ADR ......................       4,000        366,500
    Stryker Corp. ...................................       4,000        139,500
    United Healthcare Corp. .........................       3,500        182,000
                                                                       ---------
                                                                       2,208,063
                                                                       ---------

                                      17


  Electronics -- 7.82%
    Hewlett Packard Co. .............................       4,000        224,000
    Intel Corp. .....................................       3,000        425,438
    Lucent Technologies, Inc. .......................       3,000        216,187
                                                                       ---------
                                                                         865,625
                                                                       ---------
  Energy and Utilities -- 3.95%
    AES Corp.* ......................................       3,000        212,250
    Enron Corp. .....................................       5,500        224,469
                                                                       ---------
                                                                         436,719
                                                                       ---------
  Energy Raw Materials -- 3.12%
    Schlumberger Ltd. ...............................       1,000        125,000
    Western Atlas, Inc.* ............................       3,000        219,750
                                                                       ---------
                                                                         344,750
  Food and Agriculture -- 1.53%                                        ---------
    PepsiCo, Inc. ...................................       4,500        169,031
                                                                       ---------
  Insurance -- 4.15%
    AFLAC, Inc. .....................................       3,500        165,375
    UNUM Corp. ......................................       7,000        294,000
                                                                       ---------
                                                                         459,375
                                                                       ---------
  Media -- 1.28%
    Cabletron System, Inc.* .........................       5,000        141,562
                                                                       ---------
  Miscellaneous and Conglomerates -- 2.66%
    Elan PLC ADR* ...................................       6,500        294,125
                                                                       ---------
  Non-Durables and Entertainment  -- 6.44%
    Kimberly-Clark Corp. ............................       4,000        199,000
    Oracle Systems Corp.* ...........................       4,000        201,500
    Service Corp. International .....................       9,500        312,312
                                                                       ---------
                                                                         712,812
                                                                       ---------
  Producer Goods -- 2.71%
    Illinois Tool Works, Inc. .......................       6,000        299,625
                                                                       ---------
  Retail -- 4.50%
    Home Depot, Inc. ................................       4,500        310,218
    Walgreen Co. ....................................       3,500        187,688
                                                                       ---------
                                                                         497,906
                                                                       ---------
  Soaps and Cosmetics -- 1.91%
    Procter & Gamble Co. ............................       1,500        211,875
                                                                       ---------
  Telephone -- 1.98%
    AirTouch Communications, Inc.*                          8,000        219,000
                                                                       ---------
  Tobacco -- 1.80%
    Philip Morris Companies, Inc.                           4,500        199,688
                                                                       ---------

                                      18


  Travel and Recreation -- 4.74%
    Carnival Corp., Class A .........................       7,000        288,750
    Gaylord Entertainment Co. Class A ...............       5,000        115,313
    Disney (Walt) Co. ...............................       1,500        120,375
                                                                       ---------
                                                                         524,438
                                                                       ---------
TOTAL COMMON STOCKS .................................                 10,799,564
                                                                       ---------
  (Cost $8,038,743)
TOTAL INVESTMENTS ...................................                $11,065,223
                                                                     ===========
  (Cost $8,304,403)

*Non-income producing security
                      See Notes to Financial Statements.

Variable Annuity Intrinsic Value Fund
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)

                     Description                      Face Amount   Market Value
                     -----------                      -----------   ------------
TEMPORARY CASH INVESTMENT -- 46.02%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97, (secured by various U.S. Treasury
    obligations with maturities ranging from 08/15/97
    through 2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ...  $7,714,745     $7,714,745
                                                                      ----------
  (Cost $7,714,745)
CONVERTIBLE BONDS -- 5.62%
  Consolidated Natural Gas Co., 7.25%, 12/15/15 .....      88,000         93,830
  Costco Wholesale Corp., 5.75%, 5/15/02 ............     286,000        292,078
  Hasbro Inc., 6.00%, 11/15/98 ......................      39,000         57,866
  Nac Re Corp., 5.25%, 12/15/02 .....................     310,000        346,813
  Potomac Electric Power Co., 5.00%, 9/01/02 ........     165,000        152,213
                                                                      ----------
  (Cost $923,860)                                                        942,800
                                                                      ----------
                                                          Shares
                                                          ------
NON-CONVERTIBLE PREFERRED -- .63%
  Finance -- 1.10%
    Salomon Inc., 7.625% Preferred ..................       3,000        105,375
                                                                      ----------
  (Cost $100,869)
COMMON STOCKS -- 47.73%
  Aerospace-- 2.72%
    Lockheed Martin Corp. ...........................       4,400        455,675
                                                                      ----------
  Apparel -- 3.86%
    Payless Shoesource, Inc.* .......................       7,400        404,688
    Unifi, Inc. .....................................       6,500        242,937
                                                                      ----------
                                                                         647,625
                                                                      ----------
  Banks -- 1.86%
    Mercantile Bankshares Corp. .....................       2,600        104,000
    Pacific Century Financial Corp. .................       4,500        208,125
                                                                      ----------
                                                                         312,125
                                                                      ----------
  Business Services -- .65%
    Grey Advertising, Inc. ..........................         330        108,900
                                                                      ----------
  Chemicals -- 1.45%
    NCH Corp. .......................................       3,900        243,750
                                                                      ----------
  Consumer Durables -- .48%
    National Presto Industries, Inc. ................       2,000         80,625
                                                                      ----------
  Domestic Oil -- 2.22%
    Atlantic Richfield Co. ..........................       1,300         91,650
    MAPCO, Inc. .....................................       8,900        280,350
                                                                      ----------
                                                                         372,000
                                                                      ----------
  Drugs and Medicine -- 2.13%
    Block Drug, Inc. Class A ........................       2,300        100,625
    Mid Ocean Ltd. ..................................       4,900        256,944
                                                                      ----------
                                                                         357,569
                                                                      ----------


                                      21

  Energy and Utilities -- 3.41%
    Equitable Resources, Inc. .......................       2,300         65,263
    Sierra Pacific Resources ........................       6,700        214,400
    Southwest Gas Corp. .............................       2,900         57,637
    St. Joseph Light & Power Co. ....................       1,700         27,837
    Washington Water Power Co. ......................      10,500        206,063
                                                                      ----------
                                                                         571,200
                                                                      ----------
  Energy Raw Materials -- 1.02%
    Ashland Coal, Inc. ..............................       6,000        171,000
                                                                      ----------
  Food and Agriculture -- .23%
    Farmer Brothers Co. .............................         300         38,100
                                                                      ----------
  Insurance -- 8.63%
    Allmerica Property & Casualty Co. ...............       7,900        258,725
    AMBAC, Inc. .....................................       1,500        114,563
    American National Insurance Co. .................       1,800        160,650
    Citizens Corp. ..................................       8,400        232,050
    Financial Security Assurance Holdings ...........       4,500        175,219
    Old Republic International Corp. ................      10,700        324,343
    Safeco Corp. ....................................       3,900        182,081
                                                                      ----------
                                                                       1,447,631
                                                                      ----------
  International Oil -- .47%
    Amoco Corp. .....................................         900         78,244
                                                                      ----------
  Miscellaneous and Conglomerates -- 1.58%
    Guiness PLC ADR .................................       5,400        264,224
                                                                      ----------
  Miscellaneous Finance -- 5.65%
    Federal National Mortgage Association ...........       7,200        314,100
    Fund American Enterprises Holdings, Inc. ........       4,200        441,000
    Leucadia National Corp. .........................       6,200        191,812
                                                                      ----------
                                                                         946,912
                                                                      ----------
  Motor Vehicles -- .43%
    Ford Motor Co. ..................................       1,900         71,725
                                                                      ----------
  Non-Durables and Entertainment -- 3.02%
    Hasbro, Inc. ....................................       3,900        110,662
    Lubys Cafeterias, Inc. ..........................       9,000        179,438
    Sbarro, Inc. ....................................       7,800        216,450
                                                                      ----------
                                                                         506,550
                                                                      ----------
  Producer Goods -- .18%
    Tennant Co. .....................................         900         29,925
                                                                      ----------
  Railroads and Shipping -- 1.90%
    Alexander & Baldwin, Inc. .......................       8,700        227,288
    Illinois Central Corp. Series A .................       2,600         90,837
                                                                      ----------
                                                                         318,125
                                                                      ----------

                                      22

  Retail -- 1.58%
    May Department Stores Co. .......................       2,200        103,950
    Stanhome, Inc. ..................................       4,900        161,087
                                                                      ----------
                                                                         265,037
                                                                      ----------
  Tires and Rubber Goods -- 1.63%
    Bandag, Inc. Class A ............................       5,600        272,650
                                                                      ----------
  Tobacco -- 2.63%
    Loews Corp. .....................................       4,400        440,550
                                                                      ----------
TOTAL COMMON STOCKS .................................                  8,000,142
                                                                      ----------
  (Cost $7,936,297)
TOTAL INVESTMENTS ...................................                $16,763,062
                                                                     ===========
  (Cost $16,675,771)

* Non-income producing security.
                      See Notes to Financial Statements.

Variable Annuity Bond Fund
PORTFOLIIO OF INVESTMENTS
June 30, 1997 (Unaudited)


                     Description                      Face Amount   Market Value
                     -----------                      -----------   ------------
TEMPORARY CASH INVESTMENT -- 7.92%
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97, (secured by U.S. Treasury
    obligations with maturities ranging from 8/15/97
    through 2/15/07 at various interest rates
    ranging from 0.00% to 12.00%, all held at
    Chase Bank) ...................................    $1,810,092    $ 1,810,092
                                                                     -----------
  (Cost $1,810,092)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 87.63%
  U.S. Treasury Securities -- 72.51%
    U.S. Treasury Bonds:
      8.75%, 05/15/17 ...............................   2,400,000      2,887,488
      12.75%, 11/15/10 ..............................   5,300,000      7,354,598
    U.S. Treasury Inflation Protection Security,
      3.75%, 01/15/08 ...............................     202,042        197,307
    U.S. Treasury Note, 7.125%, 02/29/00 ............   6,000,000      6,131,220
                                                                      ----------
  (Cost $16,591,655)                                                  16,570,613
                                                                     -----------
  Agency Obligations -- 15.12%
    Federal Home Loan Mortgage Corp. Gtd. Multi-Class
      Mortgage Participation Ctfs.:
        Series 11 Class 11-D, 9.50%, 07/15/19 .......     250,000        272,143
        Series 21 Class CL SD, IF, 08/25/22 .........     100,000         89,271
        Series 22 Class C, 9.50%, 04/15/20 ..........     151,920        165,095
        Series 47 Class 47-F, 10.00%, 06/15/20 ......     100,000        108,806
        Series 128 Class I, 6.50%, 02/15/21 .........     200,000        194,080
        Series 1297 Class H, 7.50%, 01/15/20 ........     190,109        189,771
        Series 1378 Class H, 10.00%, 01/15/21 .......     150,000        169,249
        Series 1389 Class SA, IF, 10/15/07 ..........      40,303         30,614
        Series 1489 Class L, 5.50%, 04/15/08 ........     185,484        181,471
        Series 1491 Class MA, 6.75%, 11/15/22 .......     112,131        107,560
        Series 1586 Class A, 6.00%, 9/15/08 .........     191,151        185,369
        Series 1647 Class SB, IF, 12/15/08 ..........      88,853         79,806
        Series 1686 Class SL, IF, 02/15/24 ..........     138,673        118,744
        Series 1796-A Class S, IF, 02/15/09 .........     125,000         97,578
    Federal National Mortgage Assn. Pass Thru
      Securities:
      Pool #303532, AR, 03/01/29 ....................     153,211        151,860
    Federal National Mortgage Assn. Pass Thru
      Securities Gtd.
      REMIC Trust:
        1990 Class 1-D, 8.800%, 01/25/20 ............     171,424        179,918
        1990 Class 93-G, 5.500%, 08/25/20 ...........      29,742         28,171
        1990 Class 143-J, 8.750%, 12/25/20 ..........     200,000        208,646
        1992-G Class 42-Z, 7.00%, 07/25/22 ..........     140,940        134,239
        1994-G Class 13-ZB, 7.00%, 11/17/24 .........     179,638        167,322
        1995 Class 13-B, 6.50%, 03/25/09 ............     136,034        132,293
        1996 Class 20-L, PO, 09/25/08 ...............     195,000        115,419
        1996 Class 24-B, PO, 10/25/08 ...............     200,000        108,713
    Government National Mortgage Assn. Pass Thru
      Securities:
        Pool #297628, 8.00%, 09/15/22 ...............     187,303        192,933
    Government National Mortgage Assn. Pass Thru
      Securities Gtd. REMIC Trust:
        1994 Class 4-SA, IF, IO, 10/16/22 ...........     756,585         45,462
                                                                     -----------
  (Cost $3,455,562)                                                    3,454,533
                                                                     -----------

                                      23


TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ........                 20,025,146
                                                                     -----------
  (Cost $20,047,217)
CORPORATE BONDS AND NOTES -- 4.45%
  Finance -- 4.45%
    Case Equipment Loan Trust Asset Backed Pass Thru.
      Ctf.,
      Series 1995-A, Class A, 7.30%, 03/15/02 .......     155,387        157,482
    Ford Credit Grantor Trust Asset Backed Ctf.,
      Series 1994-A, Class A, 7.30%, 05/15/99 .......      92,576         92,861
    NationsBank Auto Grantor Trust Asset Backed Ctf.,
      Series 1995-A, Class A, 8.85%, 06/15/02 .......      60,256         60,326
    Navistar Financial Corp. Owner Trust, Series
      1995-1, Class A2, 6.55%, 11/20/01 .............     170,276        171,020
    Olympic Automobile Rec. Trust Asset Backed Pass
      Thru Ctf.,
      Series 1996-C Class A5, 7.00%, 12/15/01 .......     300,000        304,800
    Western Financial Asset Backed Pass Thru Ctf.,
      Series 1996-C, Class A4, 6.80%, 12/20/03 ......     150,000        151,566
    World Omni Automobile Lease Sec Trust Asset
      Backed Pass Thru Ctf., Series 1995-A, Class A,
      6.05%, 11/25/01 ...............................      78,872         78,921
                                                                     -----------
TOTAL CORPORATE BONDS AND NOTES .....................                  1,016,976
                                                                     -----------
  (Cost $1,014,122)
TOTAL INVESTMENTS ...................................                $22,852,214
                                                                     ===========
  (Cost $22,871,431)

                      See Notes to Financial Statements.

Pegasus Variable Annuity Bond Fund

June 30, 1997

                      Notes to Portfolio of Investments

The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture.

Adjustable Rate (AR)

Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

Interest Only (IO) represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayments or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

High Coupon Bonds (HB) (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC Trust and allocating them to the small principal of the HB class.

Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

                      See Notes to Financial Statements.

Pegasus Variable Annuity Fund


NOTES TO FINANCIAL STATEMENTS

(1) Organization and Commencement of Operations

      The Pegasus Variable Annuity Fund (the "Trust"), formerly "The Woodward Variable Annuity Fund", was organized as a Delaware business trust on November 7, 1994, and registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of June 30, 1997, the Trust consisted of five separate series of which there were four Equity Funds and one Bond Fund, as described below.


Equity Funds:
  Pegasus Variable Annuity Growth and Value Fund
  Pegasus Variable Annuity Mid-Cap Opportunity Fund
  Pegasus Variable Annuity Growth Fund
  Pegasus Variable Annuity Intrinsic Value Fund
Bond Fund:
  Pegasus Variable Annuity Bond Fund


      The Equity Funds commenced operations on March 30, 1995, except for the Intrinsic Value Fund and the Bond Fund, which commenced operations on May 1, 1997. Shares of the Trust are made available to serve as the underlying investment media of the variable annuity contracts issued by Separate Account Six of the ITT Hartford Life & Annuity Insurance Company. Orders for the Trust's shares are executed in accordance with the investment instructions of the contract owners.

      As of October 7, 1996 the Woodward Variable Annuity Growth/Value Fund, Woodward Variable Annuity Opportunity Fund, and Woodward Variable Annuity Capital Growth Fund changed their names to the Pegasus Variable Annuity Growth and Value Fund, Pegasus Variable Annuity Mid-Cap Opportunity Fund, and Pegasus Variable Annuity Growth Fund, respectively.

      On June 26, 1997, the Pegasus Variable Annuity Managed Assets Balanced and Money Market Funds liquidated their assets and discontinued operations. Shareholder investments in these two portfolios were reallocated into the other existing mutual funds offered by Separate Account Six within ITT Hartford
Life and Annuity Insurance Company, such shares being equal in value to the net assets so reallocated.

(2)   Significant Accounting Policies

      The following is a summary of significant accounting policies followed in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Investments

  The Equity Funds value investment securities at market value which is determined by a pricing service based upon quoted market prices or dealer quotes. Securities for which market prices or dealer quotes are not readily available are valued by the investment advisor, First Chicago NBD Investment Management Company (FCNIMCO) in accordance with procedures approved by the Board of Trustees. Fixed income securities with maturities less than 60 days are carried at amortized cost, which approximates market value.

      Investment security purchases and sales are accounted for on the day after trade date by the Equity Funds and the Bond Fund.

      The Trust invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk will do business. FCNIMCO, acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to the Trust's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount: and 3) funds are not disbursed by the Trust or its agent unless collateral is presented or acknowledged by the collateral custodian.

Investment Income

  Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount on debt instruments. Bond premiums and discounts are amortized/accreted as required by the Internal Revenue Code (the Code), as amended. Premiums and discounts on mortgage-backed securities are amortized/accreted using the effective interest rate method.
As prepayments on the underlying mortgages increase or decrease the expected life, the yield is adjusted to amortize/accrete the security to its new expected life. Dividends are recorded on the ex-dividend date.

Federal Income Taxes

  It is the Trust's policy to comply with the requirements of Subchapter M of the Code, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying financial statements.

      Net realized gains differ for financial statement and tax purposes primarily because of the recognition of wash sale transactions and post-October 30 capital losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that income or realized gains were recorded by the funds. Certain book-to-tax timing differences for the funds are reflected as excess distributions in the Statements of Changes in Net Assets. These distributions do not constitute a tax return of capital.

Shareholder Dividends

  Dividends from net investment income are declared and paid quarterly by the Equity Funds and monthly by the Bond Fund. Net realized capital gains are distributed annually. Distributions from net investment income and net realized gains are made during each year to prevent the 4% excise tax imposed on regulated investment companies by the Internal Revenue Code.

Deferred Organization Costs

  Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each series.

Expenses

  Expenses are charged daily as a percentage of the respective Fund's assets. The Trust monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of Pegasus or a change in expectations as to the level of actual expenses.

When Issued/To Be Announced (TBA) Securities

  The Bond Fund may purchase securities on a "when issued" basis. These securities have been registered by a municipality or government agency, but have not yet been issued to the public. These transactions involve a commitment by the Funds to purchase particular securities, with payment and delivery taking place at a future date, for which all specific information, such as the face amount and maturity date of such investment security, is not known at the time of the trade. These transactions are subject to market fluctuations and the risk that the value at delivery may be more or less than the purchase price at which the transactions were entered. The current value of these securities is determined in the same manner as that of other portfolio securities. Although the Bond Fund generally purchases these securities with the intention of acquisition, such securities may be sold before the settlement.

(3) Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates

      FCNIMCO is the investment advisor pursuant to the Advisory Agreement. For its advisory services to the Trust, FCNIMCO is entitled to a fee, computed daily and payable monthly.

      FCNIMCO and BISYS serve as the Trust's Co-Administrators pursuant to an Administration Agreement with the Trust. Under the Administration Agreement, FCNIMCO and BISYS generally assist in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees in accordance with Delaware law. Under the terms of the Administration Agreement, FCNIMCO and BISYS are entitled to a monthly administration fee at the annual rate of 0.15% of each Fund's average daily assets.

      Prior to October 7, 1996, the Funds incurred no separate administration fee in addition to the advisory fee for administrative service rendered by FCNIMCO under the prior investment advisory agreement.

      FCNIMCO has agreed that they may waive their fees in whole or in part; and, if in part, may specify the particular fund to which such waiver relates as may be required to satisfy any expense limitation imposed by state securities laws or other applicable laws. At present, no restrictive expense limitation is imposed on the Trust. For the period ended June 30, 1997, FCNIMCO reimbursed the Growth and Value Fund, Mid-Cap Opportunity Fund, Growth Fund, Intrinsic Value Fund and Bond Fund for certain expenses in the amounts of $25,862, $28,383 $26,908, $6,613 and $4,867 respectively.

      See Note 5 for a summary of fee rates and expenses pursuant to these agreements.

(4)   Investment Securities Transactions

      Information with respect to investment securities and security transactions is as follows:

                           Growth and        Mid-Cap         Growth     Intrinsic Value       Bond
                           Value Fund   Opportunity Fund      Fund            Fund            Fund
                           ----------   ----------------     ------     ---------------       ----
Gross Unrealized Gains    $ 2,404,894      $1,589,267      $2,919,973     $   170,762     $    38,857
                          -----------      ----------      ----------     -----------     -----------
Gross Unrealized Losses      (279,380)        (86,451)       (159,154)        (83,471)        (58,074)
                          -----------      ----------      ----------     -----------     -----------
                          $ 2,125,514      $1,502,816      $2,760,820     $    87,291     $   (19,217)
                          ===========      ==========      ==========     ===========     ===========
Federal Income Tax Cost   $35,848,241      $6,841,535      $8,304,403     $16,675,771     $22,871,431
Purchases                 $17,635,220      $3,079,459      $2,095,458     $ 8,996,858     $22,305,286
Sales                     $ 1,693,110      $5,406,168      $4,368,350     $    38,033     $ 1,599,225

(5)   Expenses

      Following is a summary of total expense rates charged, advisory and administration fee rates payable to FCNIMCO, and amounts paid to FCNIMCO, pursuant to the agreements described in Note 3 for the period ended June 30, 1997. The rates shown are stated as a percentage of each fund's average net assets.

                                      Growth and        Mid-Cap        Growth    Intrinsic Value     Bond
           Effective Date             Value Fund   Opportunity Fund     Fund           Fund          Fund
           --------------             ----------   ----------------    ------    ---------------     ----
Expense Rates:
  January 1                                0.85%           0.85%          0.85%         0.85%         0.65%
  June 1                                   0.95%           0.95%          0.95%         0.95%         0.75%
FCNIMCO Advisory Fee:
  January 1                                0.60%           0.60%          0.60%         0.60%         0.40%
FCNIMCO Administration Fee:
  January 1                                0.15%           0.15%          0.15%         0.15%         0.15%
Amounts Paid:
  Advisory Fee to FCNIMCO              $ 33,986        $ 30,215       $ 39,693       $ 2,009       $ 3,706
  Other Fees & Out of Pocket
    Expenses to FCNIMCO                $ 22,615        $ 17,660       $ 16,746       $ 3,064       $ 2,984
  Expense Reimbursements by FCNIMCO    $(25,862)       $(28,383)      $(26,908)      $(6,613)      $(4,867)

(6)   Equity of Affiliates

      As of June 30, 1997, Hartford Life Insurance Company held direct interest in shares as follows:

                                            Percent of
                                               Total
                                   Shares     Shares
                                   ------     ------
Pegasus Growth and Value Fund      54,057      3.03%
Pegasus Mid-Cap Opportunity Fund   51,261      9.33%
Pegasus Growth Fund                50,942      7.01%
Pegasus Intrinsic Value Fund       50,132      5.51%
Pegasus Bond Fund                 201,153      8.78%

Pegasus Funds
   ----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The Financial Highlights present a per share analysis of how the Variable Annuity Funds' net asset values have changed during the periods presented. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements of the Funds and other information for the periods presented.

                                                                 Investment Operations
                                               ----------------------------------------------------
                                                                              Net
                                                                           Realized
                                                                              and
                                               Net Asset                  Unrealized
                                                 Value         Net      Gains (Losses)   Total from
                                               Beginning   Investment         on         Investment
                                               of Period     Income       Investments    Operations
                                               ---------     ------       -----------    ----------
GROWTH AND VALUE FUND
For the period ended 6/30/97(Unaudited)         $ 13.19       0.07           2.03           2.10
December 31, 1996                                 11.63       0.15           2.02           2.17
December 31, 1995(1)                              10.00       0.13           1.63           1.76
MID-CAP OPPORTUNITY FUND
For the period ended 6/30/97(Unaudited)         $ 13.46       0.01           1.81           1.82
December 31, 1996                                 11.02       0.03           2.67           2.70
December 31, 1995(1)                              10.00       0.05           1.02           1.07
GROWTH FUND
For the period ended 6/30/97(Unaudited)         $ 13.28       0.02           1.99           2.01
December 31, 1996                                 11.37       0.05           1.94           1.99
December 31, 1995(1)                              10.00       0.05           1.38           1.43
INTRINSIC VALUE FUND
For the period ended 6/30/97(Unaudited)(2)      $ 10.00       0.03           0.61           0.64
BOND FUND
For the period ended 6/30/97(Unaudited)(2)      $ 10.00       0.06           0.12           0.18

                 Less Distributions
---------------------------------------------------
   From
    Net        From      In Excess
Investment   Realized   of Realized       Total
  Income       Gains       Gains      Distributions
--------     -------    -----------   -------------
  (0.07)          --          --          (0.07)
  (0.14)       (0.47)         --          (0.61)
  (0.13)          --          --          (0.13)

  (0.01)          --          --          (0.01)
  (0.03)       (0.23)         --          (0.26)
  (0.05)          --          --          (0.05)

  (0.02)          --          --          (0.02)
  (0.05)       (0.01)      (0.02)         (0.08)
  (0.05)       (0.01)         --          (0.06)

  (0.03)          --          --          (0.03)

  (0.06)          --          --          (0.06)

(1) Commenced operations on March 30, 1995.

(2) Commenced operations on May 1, 1997.

+ Annualized.


------------------------------------------------------------------------------

                 Ratios/Supplemental
                         Data
-------------------------------------------------------
 Net
Asset                 Net
Value,               Assets                    Net
End of    Total      End of                Investment
Period   Return      Period     Expenses     Income
------   ------      ------     --------   ----------
15.22     32.00%+ $27,148,486     0.86%+       1.18%+
13.19     18.75%  $ 8,602,557     0.85%        1.35%
11.63     22.75%+ $ 3,753,691     0.85%+       1.78%+

15.27     27.20%+ $ 8,389,819     0.86%+       0.17%+
13.46     24.53%  $ 9,215,660     0.85%        0.28%
11.02     14.20%+ $ 4,972,365     0.85%+       0.67%+

15.27     30.50%+ $11,104,868     0.86%+       0.34%+
13.28     17.52%  $11,542,021     0.85%        0.49%
11.37     18.82%+ $ 6,434,936     0.85%+       0.81%+

10.61     38.52%+ $ 9,658,071     0.85%+       3.17%+

10.12     10.74%+ $23,175,488     0.67%+       5.73%+

            Ratios to Average Net Assets
                    Net
----------------------------------------------------
                Investment
  Expenses        Income
   Without        Without
Fee Waivers/   Fee Waivers/   Portfolio     Average
 Reimbursed     Reimbursed     Turnover   Commission
  Expenses       Expenses        Rate        Rate
----------      ---------     --------    ----------
    1.31%+         0.73%+     13.88%       $0.08
    2.27%         (0.07)%     46.82%        0.11
    4.93%+        (2.30)%+    17.47%        0.14

    1.42%+        (0.39)%+    33.27%       $0.07
    2.11%         (0.98)%     37.44%        0.08
    4.64%+        (3.12)%+    32.11%        0.11

    1.26%+        (0.06)%+    17.31%       $0.06
    1.65%         (0.31)%     23.11%        0.05
    3.15%+        (1.49)%+     4.46%        0.11

    2.81%+         1.21%+      1.12%       $0.09

    1.19%+         5.21%+     19.97%         N/A


[LOGO]                                   [LOGO]                   VASA - 6 97
Pegasus Funds
Strength in Investing                    Hartford Life